Share-based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of range of exercise prices of outstanding share options [line items]
Summary of number and weighted average exercise prices (in USD) of share options
	Weighted average exercise price			Number of options
	2019	2018	2017	2019	2018	2017

Outstanding on January 1	2.60	3.08	4.29	1,131,781	1,002,022	519,746
Expired during the year	-	7.00	20.72	-	30,000	2,239
Granted during the year	1.32	1.59	1.85	3,622,895	159,759	484,515
Outstanding on December 31	1.71	2.60	3.08	4,754,676	1,131,781	1,002,022
Exercisable on December 31	3.21	2.95	2.83	1,093,029	873,344	708,879

Summary of number of RSUs
	Number of RSUs
	2019	2018

Outstanding at January 1	109,419	170,727
Granted during the year	-	59,720
Vested during the year	97,910	121,028
Outstanding at December 31	11,509	109,419

Summary of options to service providers were measured at the fair value of the service
	2019	2018	2017

Share Price - USD	0.746 - 1.22	1.18	1.82 - 2.17
Option price - USD	0.49-1.1	0.80	3.28 - 3.82
Expected volatility (%)	99.22-113.78	105.77	80.65 - 80.91
Expected duration (years)	4.61-7	4.95	6.77 - 6.97
Dividend yield (%)	-	-	-
Risk free rate interest rate (%)	1.63%-1.95%	1.41%	1.36 - 1.39

Summary of share based expenses recognized
	For the year ended December 31
	2019	2018	2017
	USD thousands
Research and development expenses	238	546	709
General and administrative expenses	1,035	227	1,570
Other expenses	-	-	29

Total share-based expense recognized	1,273	773	2,308

Option pricing model [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Summary of options to service providers were measured at the fair value of the service
2018

Share Price - USD	368.39
Option price - USD	369.39
Expected volatility (%)	79.16
Expected duration (years)	7
Dividend yield (%)	-
Risk free rate interest rate (%)	2.4%